Sales - Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 588,441		$ 483,547		$ 466,558
Less: Royalty contributions (see Note 2(k))	(18,552)		(19,946)		(18,839)
Revenue from sale of goods	1,720,334		1,147,590		810,961
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	4,728,340		4,238,322		4,143,228
Less: Royalty contributions (see Note 2(k))	(8,550)		(8,208)		(8,015)
Revenue from sale of goods	4,728,340		4,238,322		4,143,228
Sociedad Minera Cerro Verde S.A.A. | Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	3,885,315	S/ 805,113	3,469,843	S/ 873,977	3,219,033	S/ 891,451
Sociedad Minera Cerro Verde S.A.A. | Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	282,809	S/ 61,737	323,073	S/ 77,472	394,809	S/ 101,617
Sociedad Minera Cerro Verde S.A.A. | Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 560,216		$ 445,406		$ 529,386